Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of property, plant and equipment

	Assets Under		Machinery and	Right of use	Mining	Pilot	Other
	Construction	Buildings	equipment	assets	rights	plant	assets	Total
December 31,2021
Cost	30,051	—	—	2,458	—	184	379	33,072
Depreciation and depletion	—	—	—	(206)	—	(49)	(133)	(388)
Net, Property, plant and equipment	30,051	—	—	2,252	—	135	246	32,684

Additions	118,187	—	—	1,416	—	—	111	119,714
Asset retirement cost	2,652	—	—	—	—	—	—	2,652
Write-off	—	—	—	—	—	(202)	—	(202)
Disposal – Depreciation						75		75
Depreciation and depletion	—	—	—	(483)	—	(20)	(49)	(552)
Foreign currency translation adjustment of subsidiaries - Cost	3,878	—	—	314	—	18	48	4,258
Foreign currency translation adjustment of subsidiaries – Depreciation and depletion				(33)		(6)	(16)	56

December 31,2022	154,768	—	—	4,188	—	—	538	159,494
Cost
Depreciation and depletion	—	—	—	(722)	—	—	(198)	(920)
Net, Property, plant and equipment	154,768	—	—	3,466	—	—	340	158,574

Additions	—	79	77,313	4,823	644	—	717	83,576
Disposal	—	—	—	(1,780)	(1,425)	—	(32)	(3,237)
Transfers	(154,768)	75,572	39,553	—	39,779	—	(136)	—
Foreign currency translation adjustment of subsidiaries	—	598	9,819	601	522	—	21	11,561
Depreciation and depletion	—	(2,227)	(3,795)	(1,536)	(3,090)	—	(84)	(10,732)

Net, Property, plant and equipment	—	74,022	122,890	5,574	36,430	—	826	239,742
December 31,2023
Cost	—	76,249	126,685	7,799	39,520	69	1,092	251,414
Depreciation and depletion		(2,227)	(3,795)	(2,225)	(3,090)	(69)	(266)	(11,672)
Net, Property, plant and equipment	—	74,022	122,890	5,574	36,430	—	826	239,742

Schedule of average estimated useful lives of property, plant and equipment

Description	12/31/2023
Buildings	26
Machinery and equipment	18
Right of use assets	3
Mining rights	8
Other assets	5

Schedule of reconciliation of depreciation and depletion

Reconciliation of depreciation and depletion for the year	12/31/2023	12/31/2022

Operating costs and general and administrative expenses	7,547	102
Inventories	2,657	—
Deferred exploration and evaluation expenditure	528	450
	10,732	552